Note 18 - Restricted Cash (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Restricted cash related to bank guarantees	$ 1,195	$ 1,140	$ 1,013